UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [   ]; Amendment Number ______

This Amendment (Check only one.):

[   ] is a restatement
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Jackson National Asset Management, LLC

Address:
225 West Wacker Drive
Suite 1200
Chicago, Illinois 60606

Form 13F File Number: 28-06761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark D. Nerud
Title: President and Chief Executive Officer
Phone: 312-338-5801
Signature, Place, and Date of Signing:

/s/ Mark D. Nerud   Chicago, Illinois     07/27/2012
[Signature]         [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-10120     AQR Capital Management, LLC
28-12016     BlackRock Investment Management, LLC
28-14349     Brookfield Asset Management Inc.
             on behalf of Brookfield Investment Management Inc.
28-00096     Capital Guardian Trust Company
28-01186     Dimensional Fund Advisors LP
28-01666     Eagle Asset Management, Inc.
28-00734     Franklin Resources, Inc.
             on behalf of Franklin Advisers, Inc.
28-00734     Franklin Resources, Inc.
             on behalf of Franklin Advisory Services, LLC
28-00734     Franklin Resources, Inc.
             on behalf of Franklin Mutual Advisers, LLC
28-00734     Franklin Resources, Inc.
             on behalf of Franklin Templeton Institutional, LLC
28-04981     Goldman Sachs Group, Inc. (The)
             on behalf of Goldman Sachs Asset Management, L.P.
28-11246     Invesco Ltd.
             on behalf of Invesco Advisers, Inc.
28-07592     Waddell & Reed Financial, Inc.
             on behalf of Ivy Investment Management Company
28-694       JPMorgan Chase & Co.
             on behalf of J.P. Morgan Investment Management Inc.
28-10469     Lazard Asset Management LLC
28-3582      Prudential plc
             on behalf of M&G Investment Management Limited
28-1435      Mellon Capital Management Corporation
28-03432     Morgan Stanley
             on behalf of Morgan Stanley Investment Management Inc.
28-13573     Neuberger Berman Group LLC
             on behalf of Neuberger Berman Fixed Income LLC
28-00203     OppenheimerFunds, Inc.
28-2701      Allianz Asset Management of America L.P.
             on behalf of Pacific Investment Management Company LLC
28-3582      Prudential plc
             on behalf of PPM America, Inc.
28-14056     Red Rocks Capital LLC
28-00734     Franklin Resources, Inc.
             on behalf of Templeton Global Advisors Limited
28-115       T. Rowe Price Associates, Inc.
28-02682     UBS Global Asset Management (Americas), Inc.
28-04557     Wellington Management Company, llp

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.